Debt - Schedule of Debt and Balance Sheet Presentation (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total principal debt	$ 938		$ 0
Less: Debt balance held as subject to compromise			(5,545)
Long-term debt	950	$ 179	0
Debt due within one year	32	350	0		$ 5,545
Long-term debt	982	951	5,545	$ 6,200	5,545
Secured Debt
Debt Instrument [Line Items]
Total principal debt	888		0
Unsecured Debt
Debt Instrument [Line Items]
Total Unsecured debt	50		0
Senior credit facilities | Secured Debt
Debt Instrument [Line Items]
Long-term debt			5,545		$ 5,545
Term Loan Facility
Debt Instrument [Line Items]
Debt premium	4		0
Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt	175		0
Exit fee	5		0
Second Lien Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt	713		0
Exit fee	35	35	0
Long-term debt		$ 683
Unsecured Convertible Notes
Debt Instrument [Line Items]
Total principal debt	$ 50		$ 0